UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS 93.12%

Air Transportation, Scheduled - 0.34%
17,700	Jetblue Airways, Corp. *	$ 296,475

Aircraft Parts & Auxiliary Equipment, Nec - 0.43%
3,927	Heico Corp. Class A *	382,136

Aircraft Parts & Auxiliary Equipment, Nec - 1.22%
12,994	Spirit Aerosystems Holdings, Inc. Class A	1,068,627

Apparel & Other Finished Products of Fabrics & Similar Material - 1.19%
2,405	Carter's, Inc.	219,360
7,103	Columbia Sportswear Co.	688,210
705	Lululemon Athletica, Inc. (Canada) *	135,734
		1,043,304
Arrangement Of Transportation Of Freight & Cargo - 1.18%
12,186	C.H. Robinson Worldwide, Inc.	1,033,129

Auto Controls - 0.09%
644	Ingersoll-Rand Plc (Ireland)	79,347

Biological Products (No Diagnostic Substances) - 0.10%
458	Bio-Techne Corp.	89,617

Cable & Other Pay Television Services - 0.22%
1,880	Roku, Inc. *	191,309

Cement, Hydroulic - 0.17%
1,692	Eagle Materials, Inc. *	152,297

Computer Communications Equipment - 0.60%
3,768	F5 Networks, Inc. *	529,103

Computer Peripheral Equipment, NEC - 1.46%
1,370	Fortinet, Inc. *	105,161
5,769	Palo Alto Networks, Inc. *	1,175,895
		1,281,056
Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.31%
2,419	Avery Dennison Corp.	274,726

Electrical Work - 1.34%
31,200	Quanta Services, Inc.	1,179,360

Electronic Components & Accessories - 0.34%
1,234	Hubbell, Inc.	162,148
797	Universal Display Corp.	133,816
		295,964
Electronic Computers - 0.06%
1,723	Teradata Corp. *	53,413

Electronic Connectors - 1.69%
15,391	Amphenol Corp. Class A	1,485,231

Fabricated Rubber Products, NEC - 1.16%
7,035	Carlisle Companies, Inc.	1,023,874

Footwear, (No Rubber) - 0.33%
7,800	Skechers USA, Inc. Class A *	291,330

General Industrial Machinery & Equipment - 0.93%
3,952	Zebra Technologies Corp. Class A *	815,574

Hotels & Motels - 0.70%
6,953	Choice Hotels International, Inc.	618,539

Household Appliances - 0.42%
7,721	Smith A O Corp.	368,369

In Vitro & In Vivo Diagnostic Substances - 0.09%
284	Idexx Laboratories, Inc. *	77,228

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 0.98%
16,527	Donaldson Co.	860,726

Industrial Instruments For Measurement, Display & Control - 0.51%
7,232	Cognex Corp.	355,308
914	Keysight Technologies, Inc. *	88,886
		444,194
Laboratory Analytical Instruments - 2.46%
12,266	Agilent Technologies, Inc.	939,944
1,804	Bruker Corp.	79,250
298	Mettler Toledo International, Inc. *	209,911
4,169	Waters Corp. *	930,646
		2,159,751
Leather & Leather Products - 0.00%
90	Tapestry, Inc.	2,344

Measuring & Controlling Devices, Nec - 0.09%
504	Rockwell Automation, Inc.	83,059

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.53%
1,753	Cintas Corp. *	469,979

Metal Cans - 0.10%
1,176	Ball Corp.	85,625

Metalworking Machinery & Equipment - 0.18%
1,792	Lincoln Electric Holdings, Inc.	155,474

Miscellaneous Food Preparation & Kindred Products - 0.16%
905	McCormick & Company, Inc.	141,451

Miscellaneous Transportation Equipment - 0.08%
841	Polaris Industries Inc.	74,016

Motor Vehicle Parts & Accessories - 0.52%
5,261	Aptiv Plc. (United Kingdom)	459,917
1	Delphi Technologies Plc. (United Kingdom) *	13
		459,930
Newspapers: Publishing or Publishing & Printing - 0.49%
15,065	New York Times Co. Class A	429,051

Optical Instruments & Lenses - 2.03%
11,187	KLA Tencor Corp.	1,783,767

Paints, Varnishes, Lacquers, Enamels & Allied Prods - 1.11%
14,150	RPM International, Inc.	973,661

Pharmaceutical Preparations - 1.99%
7,026	Biomarin Pharmaceutical, Inc. *	473,552
6,241	Jazz Pharmaceuticals, Plc. *	799,722
3,587	Nektar Therapeutics *	65,337
2,123	Sage Therapeutics, Inc. *	297,836
1,464	Sarepta Therapeutics, Inc. *	110,268
		1,746,715
Plastic Material, Synth Resin & Nonvulcan Elastomers - 1.95%
20,913	Hexcel Corp.	1,717,585

Plastics Products, NEC - 0.10%
887	Armstrong World Industries, Inc.	85,773

Pumps & Pumping Equipment - 0.84%
15,857	Flowserve Corp.	740,680

Radio & TV Broadcasting & Communications Equipment - 0.29%
2,328	Ubiquiti, Inc. *	257,454

Radio Broadcasting Stations - 0.07%
551	Spotify Technology S.A. (Luxembourg) *	62,814

Radiotelephone Communications - 0.85%
3,135	Arista Networks, Inc. *	749,014

Railroad Equipment - 0.09%
1,139	Westinghouse Air Brake Technologies, Corp.	81,849

Retail-Auto & Home Supply Stores - 2.70%
1,100	AutoZone, Inc. *	1,193,082
2,973	O'Reilly Automotive, Inc. *	1,184,770
		2,377,852
Retail-Auto Dealers & Gasoline Stations - 1.33%
1,323	Carvana Co. *	87,318
13,497	Copart, Inc. *	1,084,214
		1,171,532
Retail-Building Materials, Hardware, Garden Supply - 2.19%
47,515	Fastenal Co.	1,552,315
4,129	Tractor Supply Co.	373,427
		1,925,742
Retail-Catalog & Mail-Order Houses - 0.25%
850	CDW Corp.	104,754
1,034	Wayfair, Inc. Class A *	115,932
		220,686
Retail-Radio TV & Consumer Electronics Stores - 0.59%
7,457	Best Buy Co., Inc.	514,458

Retail-Retail Stores, Nec - 1.33%
4,666	Ulta Beauty, Inc. *	1,169,533

Retail-Variety Stores - 2.80%
10,775	Dollar General Corp.	1,712,578
1,422	Dollar Tree, Inc. *	162,336
2,715	Five Below, Inc. *	342,362
4,126	Ollie's Bargain Outlet Holdings, Inc. *	241,949
		2,459,225
Semiconductors & Related Devices - 3.52%
24,287	Advanced Micro Devices, Inc. *	704,080
4,172	IPG Photonics Corp. *	565,723
3,000	Maxim Integrated Products, Inc.	173,730
12,343	Skyworks Solution, Inc.	978,183
7,037	Xilinx, Inc.	674,848
		3,096,564
Services-Advertising Agencies - 0.58%
6,482	Omnicom Group, Inc.	507,541

Services-Business Services, NEC - 1.01%
2,123	Akamai Technologies, Inc. *	194,000
674	Broadridge Financial Solutions, Inc.	83,866
7,494	Etsy, Inc. *	423,411
138	Costar Group, Inc. *	81,862
349	Fair Isaac Corp. *	105,928
		889,067
Services-Child Day Care Services - 1.01%
5,813	Bright Horizons Family Solutions, Inc. *	886,482

Services-Commercial Physical & Biological Research - 3.11%
5,286	Charles River Laboratories International, Inc. *	699,708
2,157	Exact Science Corp. *	194,928
6,460	Exelexis, Inc. *	114,245
7,162	Incyte Corp. *	531,635
7,487	Iqvia Holdings, Inc. *	1,118,408
751	PRA Health Sciences, Inc. *	74,522
		2,733,446
Services-Computer Integrated Systems - 3.00%
21,002	Cerner Corp.	1,431,706
18,267	GoDaddy, Inc. Class A	1,205,257
		2,636,963
Services-Computer Processing & Data Preparation - 1.24%
766	Proofpoint, Inc.	98,852
1,258	RingCentral, Inc.	158,080
3,275	Zendesk, Inc.	238,682
101,560	Zynga, Inc. Class A *	591,079
		1,086,693
Services-Computer Programming Services - 3.37%
7,445	Epam Systems, Inc.	1,357,372
8,253	VeriSign, Inc.	1,556,763
1,080	Zscaler, Inc. *	51,041
		2,965,176
Services-Computer Programming, Data Processing, Etc. - 3.30%
3,371	Factset Research Systems, Inc.	819,052
1,233	IHS Markit Ltd. (United Kingdom)	82,463
2,653	Pluralsight, Inc. Class A	44,557
23,752	Switch, Inc. Class A	371,006
832	Trade Desk, Inc. *	156,042
34,585	Twitter, Inc.	1,424,902
		2,898,022
Services-Consumer Credit Reporting, Collection Agencies - 2.15%
592	Equifax, Inc.	83,277
22,293	TransUnion	1,808,185
		1,891,462
Services-Detective, Guard & Armored Car Services - 0.66%
5,560	Allegion Plc. (Ireland)	576,294

Services-Educational Services - 0.68%
5,413	Twilio Inc. Class A *	595,213

Services-Help Supply Services - 0.85%
13,366	Robert Half International, Inc.	743,952

Services-Home Health Care Services - 0.80%
1,678	Chemed Corp.	700,682

Services-Hospitals - 0.36%
4,934	Encompass Health Corp.	312,224

Services-Management Consulting Services - 2.13%
26,403	Booz Allen Hamilton Holding Corp.	1,875,141

Services-Management Services - 0.07%
461	Gartner, Inc. *	65,918

Services-Medical Laboratories - 0.82%
4,274	Laboratory Corp. of America Holdings *	718,032

Services-Membership Sports & Recreation Clubs - 0.64%
9,797	Planet Fitness, Inc. Class A *	566,952

Services-Prepackaged Software - 11.52%
906	Alteryx, Inc. Class A *	97,332
1,413	Anaplan, Inc. *	66,411
4,739	Atlassian Corp. Plc Class A (United Kingdom) *	594,460
944	Avalara, Inc. *	63,522
22,116	Cadence Design Systems, Inc. *	1,461,425
2,782	Ceridian HCM Holding, Inc. *	137,347
16,928	Citrix Systems, Inc	1,633,891
1,024	Coupa Software, Inc. *	132,680
3,040	Docusign, Inc. *	188,237
3,216	Dropbox, Inc. Class A *	64,867
840	Elastic NV *	69,166
447	Hubspot, Inc. *	67,770
588	MongoDB, Inc. *	70,842
916	New Relic, Inc. *	56,288
6,030	Nutanix, Inc. Class A *	158,287
2,741	Okta, Inc. *	269,879
3,463	Paycom Software, Inc. *	725,464
8,757	Paylocity Holdings Corp. *	854,508
765	PTC, Inc. *	52,158
6,463	Realpage,Inc. *	406,264
1,496	Smartsheet, Inc. Class A *	53,901
20,984	SolarWinds, Inc. *	387,155
5,174	Splunk, Inc. *	609,808
18,418	Square, Inc. Class A *	1,140,995
594	Synopsys, Inc. *	81,526
4,350	Veeva Systems, Inc. Class A *	664,201
1,277	2U, Inc. *	20,790
		10,129,174
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.08%
961	Church & Dwight Co., Inc.	72,306

Special Industry Machinery, NEC - 1.24%
4,733	Lam Research Corp.	1,093,844

Specialty Cleaning, Polishing and Sanitation Preparations - 1.09%
6,330	Clorox Co.	961,337

Sugar & Confectionery Products - 0.61%
3,439	Hershey Co.	533,011

Surgical & Medical Instruments & Apparatus - 2.35%
4,530	Dexcom, Inc. *	676,057
8,366	Hill-Rom Holdings, Inc.	880,354
471	ICU Medical, Inc. *	75,172
858	Insulet Corp. *	141,510
536	Penumbra, Inc. *	72,087
1,033	Resmed, Inc.	139,569
231	Teleflex, Inc.	78,482
		2,063,231
Transportation Services - 1.20%
7,863	Expedia, Inc.	1,056,866

Trucking (No Local) - 1.30%
3,672	Hunt J.B. Transport Services, Inc.	406,307
4,338	Old Dominion Freight Line, Inc.	737,330
		1,143,637
Wholesale-Durable Goods - 0.82%
2,424	W.W. Grainger, Inc.	720,292

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.06%
14,630	Henry Schein, Inc. *	929,005

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.57%
27,333	Hologic, Inc. *	1,380,043

TOTAL FOR COMMON STOCKS (Cost $68,433,281) - 93.12%		81,862,518

REAL ESTATE INVESTMENT TRUSTS - 5.14%
18,674	American Homes 4 Rent Class A	483,470
755	Coresite Realty Corp.	91,997
14,254	Equity Lifestyle Properties, Inc.	1,904,334
2,924	Extra Space Storage, Inc.	341,582
11,443	Sun Communities, Inc.	1,698,713
		4,520,096

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,631,198) - 5.14%		4,520,096

TOTAL INVESTMENTS (Cost $72,064,479) ** - 98.26%		86,382,614

OTHER ASSETS LESS LIABILITIES - 1.74%		1,528,213

NET ASSETS - 100.00%		$ 87,910,827

* Non-income producing securities during the period.

** At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,064,479 amounted to $14,318,135, which consisted of aggregate gross unrealized appreciation of $17,481,933 and aggregate gross unrealized depreciation of $3,163,798.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,064,479 amounted to $14,318,135, which consisted of aggregate gross unrealized appreciation of $17,481,933 and aggregate gross unrealized depreciation of $3,163,798.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 81,862,518	$0	$0	$81,862,518
Real Estate Investment Trust		$ 4,520,096	$0	$0	$4,520,096
Total		$ 86,382,614	$0	$0	$86,382,614

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares				Value

COMMON STOCKS - 7.84%

Beverages - 0.49%
2,634	PepsiCo, Inc.			$ 361,121
6,782	The Coca-Cola Co.			369,212
				730,333
Chemicals - 0.23%
1,777	Linde AG (Germany)			344,240

Construction, Mining & Materials Handling Machinery & Equipment - 0.22%
3,375	Dover Corp.			336,015

Converted Paper & Paperboard Products - 0.25%
2,587	Kimberly-Clark Corp.			367,483

Cutlery, Handtools & General Hardware - 0.23%
2,334	Stanley Black & Decker, Inc.			337,053

Electromedical & Electrotherapeutic Apparatus - 0.25%
3,375	Medtronic PLC (Ireland)			366,593

Electronic & Other Electrical Equipment - 0.20%
4,537	Emerson Electric Co.			303,344

General Industrial Machinery & Equipment - 0.23%
2,149	Illinois Tool Works, Inc.			336,297

Household Appliances - 0.28%
8,630	Smith A O Corp.			411,737

Industrial Inorganic Chemicals - 0.25%
1,680	Air Products & Chemicals, Inc.			372,725

Industrial Instruments for Measurement - 0.23%
945	Roper Technologies, Inc.			336,987

Men's & Boys Furnishings - 0.49%
1,497	Cintas Corp. *			401,346
3,630	VF Corp.			323,034
				724,380
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,211	McCormick & Company, Inc.			345,579

Perfumes, Cosmetics & Other Toilet Preparations - 0.23%
4,643	Colgate-Palmolive Co.			341,307

Petroleum Refining - 0.38%
2,456	Chevron Corp.			291,282
3,818	Exxon Mobil Corp.			269,589
				560,871
Pharmaceutical Preparations - 0.70%
3,950	Abbott Laboratories			330,497
5,571	AbbVie, Inc.			421,836
2,255	Johnson & Johnson			291,752
				1,044,085
Retail-Building Materials, Hardware, Garden Supply - 0.27%
721	The Sherwin-Williams Co.			396,456

Retail-Drug Stores & Proprietary Store - 0.26%
7,098	Walgreen Boots Alliance, Inc.			392,590

Retail-Lumber & Other Building Materials - 0.23%
3,062	Lowe's Companies, Inc.			336,698

Services-Computer Processing & Data Preparation - 0.22%
2,004	Automatic Data Processing, Inc.			323,486

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.49%
1,776	Ecolab, Inc.			351,719
3,019	The Procter & Gamble Co.			375,503
				727,222
Special Industry Machinery - 0.26%
10,193	Pentair PLC (Ireland)			385,295

Specialty Cleaning, Polishing & Sanita - 0.20%
1,941	The Clorox Co.			294,780

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.18%
5,260	Nucor Corp.			267,787

Surgical & Medical Instruments & Apparatus - 0.45%
2,159	3M Co.			354,940
1,269	Becton, Dickinson and Co.			321,006
				675,946
Wholesale-Motor Vehicle Supplies & New Parts - 0.19%
2,882	Genuine Parts Co.			287,018

Wholesale-Durable Goods - 0.20%
1,029	W.W. Grainger, Inc.			305,767

TOTAL FOR COMMON STOCKS (Cost $8,519,493) - 7.84%				11,652,074

SUKUK - 56.66%

Airlines - 0.40%
600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)			600,921

Banks - 8.88%
2,400,000	Dubai Islamic Bank Sukuk, Ltd., 3.600%, 03/30/2021 (United Arab Emirates)			2,432,251
1,000,000	FAB Sukuk Co., Ltd., 3.625%, 03/05/2023 (Cayman Islands)			1,039,874
201,000	Qatar Islamic Bank, Ltd., 3.251%, 05/23/2022 (Qatar)			203,742
2,000,000	Qatar Islamic Bank, Ltd., 4.754%, 10/27/2020 (Qatar)			2,002,030
5,000,000	SIB Sukuk Co, 2.843% 03/17/2020 (Cayman Islands)			5,003,450
2,500,000	SIB Sukuk Co, 3.084% 09/08/2021 (Cayman Islands)			2,519,238
				13,200,585
Communications Equipment - 1.84%
2,700,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)			2,729,495

Healthcare Services - 1.43%
2,000,000	NMC Healthcare Sukuk Ltd., 5.95%, 11/21/2023 (United Arab Emirates)			2,119,718

Industry Chemicals - 2.86%
4,085,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024 (Kuwait)			4,251,435

Integrated Oils - 3.02%
4,500,000	Petronas Global Sukuk, Series REGS, 2.707%, 03/18/2020 (Malaysia)			4,494,825

Real Estate - 4.68%
1,400,000	Dar Al-Arkan, Ltd., 6.875%, 03/21/2023 (Saudi Arabia)			1,418,137
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,581,758
2,750,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)			2,890,077
1,000,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)			1,067,838
				6,957,810
Sovereigns - 27.09%
1,000,000	Al Hilal Bank Sukuk, 4.375%, 09/19/2023 (United Arab Emirates)			1,056,775
1,000,000	Almarai Co. Sukuk, 4.311%, 03/05/2024 (Saudi Arabia)			1,053,995
1,250,000	Bahrain, Government of, Sr. Unsecured Note, 5.25%, 03/20/2025 (Bahrain)			1,316,406
1,000,000	Hazine Mustesarligi, Series 144A, 4.251%, 06/08/2021 (Turkey) (1)			995,666
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)			993,300
1,000,000	Hazine Mustesarligi Varlik, 5.80%, 02/21/2022 (Turkey) (1)			1,019,478
4,000,000	Investment Corporation of Dubai, Ltd., 3.508%, 05/21/2020 (Cayman Islands)			4,010,344
1,600,000	Indonesia, Government of, Series 144A, 3.40%, 03/29/2022 (Indonesia) (1)			1,633,440
2,300,000	Indonesia, Government of, Series 144A, 3.9%, 08/20/2024 (Indonesia) (1)			2,424,200
800,000	Indonesia, Government of, Series 144A, 4.15%, 03/29/2027 (Indonesia) (1)			856,000
1,600,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)			1,621,552
2,500,000	KSA Sukuk, Ltd., Series 144A, 4.303%, 01/19/2029 (Saudi Arabia) (1)			2,796,875
500,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)			502,000
2,500,000	Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (1)			2,675,400
1,700,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)			1,708,422
2,600,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)			2,653,820
2,000,000	Ras Al Khaimah Capital, 3.094%, 03/31/2025 (United Arab Emirates)			2,039,460
1,000,000	Saudi Telecom Co., 3.89%, 05/13/2029 (Saudi Arabia)			1,073,500
6,250,000	Sharjah Sukuk Ltd., Series 2, 3.839%, 01/27/2021 (United Arab Emirates)			6,347,531
3,450,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)			3,472,901
				40,251,065
Superanationals - 3.63%
3,070,000	Arab Petroleum Investment Corp., 3.141%, 11/01/2022 (Saudi Arabia)			3,134,086
2,270,000	IDB Trust Services, Ltd. REGS, 1.831%, 03/12/2020 (Jersey)			2,266,799
				5,400,885
Transportation & Logistics - 2.13%
2,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)			2,062,490
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 4.848, 9/26/2028 (Cayman Islands)			1,097,500
				3,159,990
Utilities - 0.70%
1,000,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			1,040,520

TOTAL FOR SUKUK (Cost $83,002,432) - 56.66%				84,207,249

TRADE FINANCE AGREEMENTS (2)- 8.29%

		Acquisition Date (2)	Cost (2)	Value
Consumer Banking - 1.16%
137,500	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 10/15/2019 (Togo)	4/12/2019	137,500	137,019
40,299	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 10/29/2019 (Togo)	4/29/2019	40,299	40,158
25,880	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 11/25/2019 (Togo)	5/24/2019	25,880	25,789
22,025	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 12/18/2019 (Togo)	6/19/2019	22,025	21,948
1,500,000	Turk Eximbank, 4.63%, 11/26/2019 (Turkey)	2/28/2019	1,500,000	1,500,000
			1,725,704	1,724,914
Consumer Cyclical - Apparel/Textiles - 0.95%
1,200,406	PT Pan Brothers TbK, 3.76%, 11/21/2019 (Indonesia)	7/23/2019	1,200,406	1,196,805
210,375	PT Pan Brothers TbK, 3.98%, 10/01/2019 (Indonesia)	5/31/2019	210,375	209,744
			1,410,781	1,406,549
Consumer Goods - 0.65%
85,967	Government of Egypt, 4.16%, (US LIBOR + %), 06/22/2020 (Egypt) (3)	6/25/2019	85,967	85,795
88,400	Government of Egypt, 4.57%, (US LIBOR + %), 05/11/2020 (Egypt) (3)	5/15/2019	88,400	88,223
84,584	Government of Egypt, 4.55%, (US LIBOR + %), 05/14/2020 (Egypt) (3)	5/17/2019	84,584	84,415
83,644	Government of Egypt, 4.55%, (US LIBOR + %), 05/14/2020 (Egypt) (3)	5/17/2019	83,644	83,476
29,395	Government of Egypt, 4.57%, (US LIBOR + %), 05/15/2020 (Egypt) (3)	5/20/2019	29,395	29,336
83,609	Government of Egypt, 4.59%, (US LIBOR + %), 05/18/2020 (Egypt) (3)	5/22/2019	83,609	83,442
86,105	Government of Egypt, 4.58%, (US LIBOR + %), 05/22/2020 (Egypt) (3)	5/24/2019	86,105	85,933
83,834	Government of Egypt, 4.31%, (US LIBOR + %), 06/04/2020 (Egypt) (3)	6/7/2019	83,834	83,667
87,096	Government of Egypt, 4.31%, (US LIBOR + %), 06/08/2020 (Egypt) (3)	6/11/2019	87,096	86,922
87,087	Government of Egypt, 4.57%, (US LIBOR + %), 05/11/2020 (Egypt) (3)	5/15/2019	87,087	86,913
83,661	Government of Egypt, 4.31%, (US LIBOR + %), 06/08/2020 (Egypt) (3)	6/11/2019	83,661	83,493
82,787	Government of Egypt, 4.31%, (US LIBOR + %), 06/08/2020 (Egypt) (3)	6/11/2019	82,787	82,622
			966,169	964,237

Consumer Non-Cyclical/Food-Wholesale - 1.84%
250,000	PT Pacific Indopalm Industries, 3.66%, 11/01/2019, (Indonesia)	3/5/2019	250,000	250,000
250,000	PT Pacific Indopalm Industries, 3.66%, 11/01/2019, (Indonesia)	3/14/2019	250,000	250,000
170,710	Government of Burkina Faso, 4.938%, (3-month US LIBOR +2.800%), 01/21/2020 (3) (Burkina Faso)	7/19/2019	170,710	170,710
60,629	Government of Burkina Faso, 4.938%, (3-month US LIBOR +2.800%), 02/25/2020 (3) (Burkina Faso)	8/28/2019	60,629	60,629
225,947	Government of Burkina Faso, 4.938%, (3-month US LIBOR +2.800%), 10/09/2019 (3) (Burkina Faso)	4/11/2019	225,947	225,947
164,025	Government of Burkina Faso, 4.938%, (3-month US LIBOR +2.800%), 12/18/2019 (3) (Burkina Faso)	6/20/2019	164,025	164,025
379,319	Government of Burkina Faso, 4.938%, (3-month US LIBOR +2.800%), 12/30/2019 (3) (Burkina Faso)	7/2/2019	379,319	379,319
62,439	Government of Gambia, 5.820417%, (12-month US LIBOR +2.60%), 10/11/2019 (Gambia) (3)	10/15/2018	62,439	62,283
55,368	Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +2.60%), 08/31/2020 (Gambia) (3)	9/5/2019	55,368	55,340
77,058	Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +2.60%), 08/21/2020 (Gambia) (3)	8/26/2019	77,058	77,019
69,882	Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +2.60%), 07/13/2020 (Gambia) (3)	7/17/2019	69,882	69,847
6,013	Government of Gambia, NFSPMC, 5.12%, (12-month US LIBOR +2.60%), 07/09/2020 (Gambia) (3)	7/12/2019	6,013	6,010
600,000	Government of Gambia, NFSPMC, 5.74%, (12-month US LIBOR +2.60%), 02/24/2020 (Gambia) (3)	2/26/2019	600,000	599,700
300,000	Government of Gambia, NFSPMC, 5.752%, (12-month US LIBOR +2.60%), 03/02/2020 (Gambia) (3)	3/6/2019	300,000	299,850
64,745	Government of Gambia, NFSPMC, 5.752%, (12-month US LIBOR +2.60%), 07/02/2020 (Gambia) (3)	7/5/2019	64,745	64,713
			2,736,135	2,735,392
Energy - Oil Refining and Marketing - 1.00%
75,801	Government of Egypt II, 4.88%, (12-month US LIBOR +2.60%), 03/02/2020 (Egypt) (3)	3/5/2019	75,801	75,574
4,489	Government of Egypt II, 4.85%, (12-month US LIBOR +2.60%), 03/12/2020 (Egypt) (3)	3/15/2019	4,489	4,476
20,210	Government of Egypt II, 5.0836%, (12-month US LIBOR +2.60%), 12/05/2019 (Egypt) (3)	12/7/2018	20,210	20,150
77,863	Government of Egypt II, 5.0735%, (12-month US LIBOR +2.60%), 12/06/2019 (Egypt) (3)	12/10/2018	77,863	77,629
84,665	Government of Egypt II, 5.0309%, (12-month US LIBOR +2.60%), 12/16/2019 (Egypt) (3)	12/20/2018	84,665	84,411
10,626	Government of Egypt II, 5.0709%, (12-month US LIBOR +2.60%), 12/13/2019 (Egypt) (3)	12/17/2018	10,626	10,594
66,389	Government of Egypt II, 5.0709%, (12-month US LIBOR +2.60%), 12/16/2019 (Egypt) (3)	12/20/2018	66,389	66,190
63,480	Government of Egypt II, 4.9956857%, (12-month US LIBOR +2.60%), 12/30/2019 (Egypt) (3)	12/31/2018	63,480	63,289
77,595	Government of Egypt II, 5.10153%, (12-month US LIBOR +2.60%), 11/12/2019 (Egypt) (3)	11/14/2018	77,595	77,362
10,626	Government of Egypt II, 4.98845%, (12-month US LIBOR +2.60%), 01/02/2020 (Egypt) (3)	1/4/2019	10,626	10,594
20,151	Government of Egypt II, 5.0915%, (12-month US LIBOR +2.60%), 12/02/2019 (Egypt) (3)	12/5/2018	20,151	20,091
10,676	Government of Egypt II, 4.9527%, (12-month US LIBOR +2.60%), 01/03/2020 (Egypt) (3)	1/4/2019	10,676	10,644
6,096	Government of Egypt II, 4.9984%, (12-month US LIBOR +2.60%), 01/06/2020 (Egypt) (3)	1/9/2019	6,096	6,078
8,225	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/09/2020 (Egypt) (3)	1/11/2019	8,225	8,200
10,451	Government of Egypt II, 4.99%, (12-month US LIBOR +2.60%), 01/13/2020 (Egypt) (3)	1/16/2019	10,451	10,420
10,378	Government of Egypt II, 5.019%, (12-month US LIBOR +2.60%), 01/21/2020 (Egypt) (3)	1/22/2019	10,378	10,347
54,970	Government of Egypt II, 5.015%, (12-month US LIBOR +2.60%), 01/21/2020 (Egypt) (3)	1/24/2019	54,970	54,805
8,860	Government of Egypt II, 5.015%, (12-month US LIBOR +2.60%), 01/21/2020 (Egypt) (3)	1/24/2019	8,860	8,834
10,684	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/23/2020 (Egypt) (3)	1/25/2019	10,684	10,652
12,015	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/27/2020 (Egypt) (3)	1/30/2019	12,015	11,978
36,763	Government of Egypt II, 5.0915%, (12-month US LIBOR +2.60%), 11/22/2019 (Egypt) (3)	11/26/2018	36,763	36,653
25,888	Government of Egypt II, 4.97%, (12-month US LIBOR +2.60%), 01/30/2020 (Egypt) (3)	2/1/2019	25,888	25,810
59,902	Government of Egypt II, 4.97%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	59,902	59,723
10,343	Government of Egypt II, 4.95%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	10,343	10,312
10,452	Government of Egypt II, 4.94%, (12-month US LIBOR +2.60%), 02/06/2020 (Egypt) (3)	2/8/2019	10,452	10,420
15,264	Government of Egypt II, 4.95%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	15,264	15,218
68,071	Government of Egypt II, 4.91%, (12-month US LIBOR +2.60%), 02/10/2020 (Egypt) (3)	2/14/2019	68,071	67,867
10,451	Government of Egypt II, 4.9%, (12-month US LIBOR +2.60%), 02/14/2020 (Egypt) (3)	2/15/2019	10,451	10,420
37,286	Government of Egypt II, 4.89%, (12-month US LIBOR +2.60%), 02/18/2020 (Egypt) (3)	2/20/2019	37,286	37,174
61,287	Government of Egypt II, 4.89%, (12-month US LIBOR +2.60%), 02/20/2020 (Egypt) (3)	2/22/2019	61,287	61,103
12,312	Government of Egypt II, 4.86%, (12-month US LIBOR +2.60%), 02/27/2020 (Egypt) (3)	3/1/2019	12,312	12,275
26,820	Government of Maldives, 4.76%, 10/07/2019 (Maldives)	6/28/2019	26,820	26,820
49,029	Government of Maldives, 4.77%, 10/15/2019 (Maldives)	7/2/2019	49,029	49,029
50,141	Government of Maldives, 4.77%, 11/12/2019 (Maldives)	7/11/2019	50,141	50,141
59,289	Government of Maldives, 4.76%, 10/30/2019 (Maldives)	7/15/2019	59,289	59,288
49,761	Government of Maldives, 4.71%, 11/25/2019 (Maldives)	7/29/2019	49,761	49,761
10,906	Government of Maldives, 4.76%, 11/18/2019 (Maldives)	7/29/2019	10,906	10,906
27,369	Government of Maldives, 4.76%, 12/05/2019 ((Maldives)	8/16/2019	27,369	27,369
8,932	Government of Maldives, 2.12293%, 12/09/2019 (Maldives)	8/21/2019	8,932	8,932
49,696	Government of Maldives, 2.11%, 12/19/2019 (Maldives)	8/21/2019	49,696	49,696
32,194	Government of Maldives, 2.13691%, 11/29/2019 (Maldives)	8/21/2019	32,194	32,194
25,532	Government of Maldives, 4.76%, 01/07/2020 (Maldives)	9/6/2019	25,532	25,532
47,375	Government of Maldives, 4.76%, 12/30/2019 (Maldives)	9/13/2019	47,375	47,375
39,602	Government of Maldives, 4.76%, 12/09/2019 (Maldives)	9/13/2019	39,602	39,602
25,877	Government of Maldives, 4.57%, 01/13/2019 (Maldives)	9/26/2019	25,877	25,877
			1,494,792	1,491,815
Foreign Sovereign - 1.34%
33,532	Government of Pakistan, 4.45%, 09/08/2020 (Pakistan)	9/10/2019	33,532	33,516
43,513	Government of Pakistan, 5.14%, 05/15/2020 (Pakistan)	5/20/2019	43,513	43,492
49,371	Government of Pakistan, 4.45%, 08/14/2020 (Pakistan)	8/19/2019	49,371	49,346
48,032	Government of Pakistan, 4.45%, 08/03/2020 (Pakistan)	8/6/2019	48,032	48,008
51,168	Government of Pakistan, 4.60%, 07/20/2020 (Pakistan)	7/24/2019	51,168	51,142
57,254	Government of Pakistan, 4.62%, 07/13/2020 (Pakistan)	7/18/2019	57,254	57,225
52,633	Government of Pakistan, 4.69%, 07/06/2020 (Pakistan)	7/11/2019	52,633	52,606
63,019	Government of Pakistan, 4.60%, 07/09/2020 (Pakistan)	7/12/2019	63,019	62,988
42,096	Government of Pakistan, 4.59%, 07/02/2020 (Pakistan)	7/5/2019	42,096	42,075
48,847	Government of Pakistan, 4.59%, 07/02/2020 (Pakistan)	7/5/2019	48,847	48,822
51,800	Government of Pakistan, 4.58%, 06/26/2020 (Pakistan)	7/1/2019	51,800	51,774
53,396	Government of Pakistan, 4.58%, 06/26/2020 (Pakistan)	7/1/2019	53,396	53,370
43,512	Government of Pakistan, 5.01%, 05/14/2020 (Pakistan)	5/17/2019	43,512	43,490
69,673	Government of Pakistan, 4.59%, 06/22/2020 (Pakistan)	6/27/2019	69,673	69,638
53,267	Government of Pakistan, 4.5682%, 06/18/2020 (Pakistan)	6/21/2019	53,267	53,241
39,931	Government of Pakistan, 4.70%, 06/15/2020 (Pakistan)	6/20/2019	39,931	39,911
48,312	Government of Pakistan, 4.74%, 06/08/2020 (Pakistan)	6/13/2019	48,312	48,287
47,544	Government of Pakistan, 4.75%, 06/04/2020 (Pakistan)	6/7/2019	47,544	47,520
52,746	Government of Pakistan, 4.98%, 05/28/2020 (Pakistan)	5/31/2019	52,746	52,720
50,354	Government of Pakistan, 5.15%, 05/18/2020 (Pakistan)	5/21/2019	50,354	50,329
1,000,000	Government of Tunisia Electricity, 3.72%, 02/28/2020 (Tunisia)	8/29/2019	1,000,000	997,000
			2,000,000	1,996,500
Petroleum Refining - 1.35%
236,220	Islamic Republic of Pakistan, 5.02%, (US LIBOR + %), 02/18/2020 (Pakistan) (3)	2/21/2019	236,220	236,102
203,636	Islamic Republic of Pakistan, 4.90%, (US LIBOR + %), 04/06/2020 (Pakistan) (3)	4/9/2019	203,636	203,534
49,805	Islamic Republic of Pakistan, 4.91%, (US LIBOR + %), 02/20/2020 (Pakistan) (3)	4/16/2019	49,805	49,780
194,732	Islamic Republic of Pakistan, 5.02%, (US LIBOR + %), 02/20/2020 (Pakistan) (3)	2/22/2019	194,732	194,635
234,086	Islamic Republic of Pakistan, 5.03%, (US LIBOR + %), 02/18/2020 (Pakistan) (3)	2/21/2019	234,086	233,969
44,728	Islamic Republic of Pakistan, 5.01%, (US LIBOR + %), 02/27/2020 (Pakistan) (3)	3/1/2019	44,728	44,706
234,180	Islamic Republic of Pakistan, 5.03%, (US LIBOR + %), 03/02/2020 (Pakistan) (3)	3/7/2019	234,180	234,063
191,698	Islamic Republic of Pakistan, 5.01%, (US LIBOR + %), 03/09/2020 (Pakistan) (3)	3/12/2019	191,698	191,602
245,095	Islamic Republic of Pakistan, 5.03%, (US LIBOR + %), 03/02/2020 (Pakistan) (3)	3/7/2019	245,095	244,972
180,365	Islamic Republic of Pakistan, 5.01%, (US LIBOR + %), 02/27/2020 (Pakistan) (3)	3/12/2019	180,365	180,275
185,455	Islamic Republic of Pakistan, 4.96%, (US LIBOR + %), 03/16/2020 (Pakistan) (3)	3/21/2019	185,455	185,362
			2,000,000	1,999,000

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $12,333,581) - 8.29%			$ 12,333,581	$ 12,318,407

BANK DEPOSITS - 22.13%
7,118,807	Arab Banking Corp., NY Branch, 2.45% - 3.25%, 10/17/2019 - 02/28/2020 (Bahrain) (4)			7,118,807
6,202,903	Gulf International Bank (UK), 1.95% - 2.54%, 11/07/2019 - 03/04/2020 (Bahrain) (4)			6,202,903
11,208,436	Maybank Islamic Bank, 2.03% - 2.90%, 10/03/2019 - 05/06/2020 (Malaysia) (4)			11,208,436
8,350,889	Qatar National Bank, 2.44% - 3.07%, 03/18/2019 - 06/05/2020 (Qatar) (4)			8,350,889
TOTAL FOR BANK TIME DEPOSITS (Cost $32,881,035) 22.13%				32,881,035

TOTAL FOR INVESTMENTS (Cost $136,736,541) ** - 94.92%				141,058,765

OTHER ASSETS LESS LIABILITIES - 5.08%				7,543,896

NET ASSETS - 100.00%				$ 148,602,661

* Non-income producing securities during the period.

** At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $136,736,541 amounted to $4,322,224, which consisted of aggregate gross unrealized appreciation of $4,754,139 and aggregate gross unrealized depreciation of $431,915.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 30, 2019 these liquid restricted securities amount to $15,517,911, which represented 10.44% of total net assets.

(2) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2019, these restricted securities amounted to $12,318,407, which represented 8.29% of total net assets.

(3) Floating/variable note with current rate and current maturity or next reset date shown.
(4) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $136,736,541 amounted to $4,322,224, which consisted of aggregate gross unrealized appreciation of $4,754,139 and aggregate gross unrealized depreciation of $431,915.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets			Level 1	Level 2	Level 3	Total
Common Stock			11,652,074	$0	$0	11,652,074
Sukuk			$0	84,207,249	$0	$84,207,249
Trade Finance Agreements			$0	$0	12,318,407	$12,318,407
Bank Time Deposits			$0	$32,881,035	$0	$32,881,035
			11,652,074	$117,088,284	$12,318,407	141,058,765

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 26, 2019